Other Assets - Components of Other within Other Assets (Details) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of Other Assets [line items]
Accounts receivable, prepaid expenses and other items	$ 3,302	$ 2,942
Accrued interest receivable	1,452	1,586
Bank owned life insurance policies	4,096	4,352
Leased vehicles, net of accumulated amortization	415	677
Cash collateral	6,436	6,344
Due from clients, dealers and brokers	353	161
Insurance-related assets	2,080	1,507
Other employee future benefits assets	40	38
Precious metals	3,290	5,328
Total	22,411	23,059
Pension Plans [member]
Disclosure of Other Assets [line items]
Pension asset	809	(429)	$ (143)
Other assets [member] | Pension Plans [member]
Disclosure of Other Assets [line items]
Pension asset	$ 947	$ 124